Employee benefits liabilities - Disclosure of employee benefit liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Current employee benefit liability	€ 517	€ 583
Non-current employee benefit liability	4,795	5,441
Employee benefit liability	5,312	6,024
Other provisions for employees
Disclosure of defined benefit plans [line items]
Current employee benefit liability	325	374
Non-current employee benefit liability	656	774
Employee benefit liability	981	1,148
Pension benefits
Disclosure of defined benefit plans [line items]
Current employee benefit liability	36	34
Non-current employee benefit liability	2,164	2,362
Employee benefit liability	2,200	2,396
Health care and life insurance plans
Disclosure of defined benefit plans [line items]
Current employee benefit liability	119	126
Non-current employee benefit liability	1,397	1,574
Employee benefit liability	1,516	1,700
Other post-employment benefits
Disclosure of defined benefit plans [line items]
Current employee benefit liability	37	49
Non-current employee benefit liability	578	731
Employee benefit liability	€ 615	€ 780